UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21050

Name of Fund: BlackRock New Jersey Municipal Bond Trust (BLJ)

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock New Jersey Municipal Bond Trust, 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 08/31/2014

Date of reporting period: 11/30/2013

Item 1 – Schedule of Investments

Schedule of Investments November 30, 2013 (Unaudited)	BlackRock New Jersey Municipal Bond Trust (BLJ) (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
New Jersey — 136.6%
Corporate — 11.9%
County of Middlesex New Jersey Improvement Authority, RB, Heldrich Center Hotel, Sub-Series B, 6.25%, 1/01/37 (a)(b)	$560	$39,116
County of Salem New Jersey Pollution Control Financing Authority, Refunding RB, Atlantic City Electric, Series A, 4.88%, 6/01/29	750	770,962
New Jersey EDA, RB, Continental Airlines, Inc. Project, AMT, 7.00%, 11/15/30 (c)	2,335	2,334,673
New Jersey EDA, Refunding RB, New Jersey American Water Co. Inc. Project, AMT:
Series A, 5.70%, 10/01/39	475	500,712
Series B, 5.60%, 11/01/34	395	418,084

		4,063,547
County/City/Special District/School District — 22.2%
City of Margate New Jersey, GO, Refunding, Improvement:
5.00%, 1/15/27	230	246,477
5.00%, 1/15/28	110	116,969
County of Bergen New Jersey Improvement Authority, Refunding RB, Fair Lawn Community Center, Inc. Project, 5.00%, 9/15/34	245	263,000
County of Essex New Jersey Improvement Authority, Refunding RB, Project Consolidation (NPFGC):
5.50%, 10/01/28	400	462,736
5.50%, 10/01/29	790	906,888
County of Hudson New Jersey Improvement Authority, RB, Harrison Parking Facility Project, Series C (AGC), 5.38%, 1/01/44	800	832,224
County of Union New Jersey Improvement Authority, RB, Guaranteed Lease, Family Court Building Project, 5.00%, 5/01/42	470	492,010
Municipal Bonds	Par (000)	Value
New Jersey (continued)
County/City/Special District/School District (concluded)
County of Union New Jersey Utilities Authority, Refunding RB, Solid Waste System, County Deficiency Agreement, Series A, 5.00%, 6/15/41	$685	$711,578
New Jersey EDA, RB, The Goethals Bridge Replacement Project, AMT, 5.38%, 1/01/43	1,060	1,037,814
New Jersey EDA, Refunding, Special Assessment, Kapkowski Road Landfill Project, 6.50%, 4/01/28	2,250	2,470,973

		7,540,669
Education — 22.6%
New Jersey EDA, RB:
School Facilities Construction, Series S, 5.00%, 9/01/36	280	282,260
The Team Academy Charter School, 6.00%, 10/01/33	455	461,366
New Jersey Educational Facilities Authority, RB, Montclair State University, Series J, 5.25%, 7/01/38	180	187,360
New Jersey Educational Facilities Authority, Refunding RB:
College of New Jersey, Series D (AGM), 5.00%, 7/01/35	1,010	1,036,927
Georgian Court University, Series D, 5.00%, 7/01/33	150	149,067
Kean University, Series A, 5.50%, 9/01/36	700	739,088
New Jersey Institute of Technology, Series H, 5.00%, 7/01/31	210	218,104
Ramapo College, Series B, 5.00%, 7/01/42	85	86,661
Seton Hall University, Series D, 5.00%, 7/01/38	105	108,634
University of Medicine & Dentistry, Series B, 7.50%, 6/01/19 (d)	450	590,787
New Jersey Higher Education Student Assistance Authority, RB, Student Loan, Series 1A, AMT, 5.00%, 12/01/22	915	985,107
New Jersey Higher Education Student Assistance Authority, Refunding RB:
Series 1A, 5.00%, 12/01/25	155	161,925
Series 1A, 5.00%, 12/01/26	120	124,650

BLACKROCK NEW JERSEY MUNICIPAL BOND TRUST	NOVEMBER 30, 2013	1

Schedule of Investments (continued)	BlackRock New Jersey Municipal Bond Trust (BLJ) (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
New Jersey (continued)
Education (concluded)
New Jersey Higher Education Student Assistance Authority, Refunding RB (concluded):
Student Loan, Series 1, AMT, 5.75%, 12/01/29	$640	$670,061
Student Loan, Series 1A, 5.13%, 12/01/27	280	292,891
Student Loan, Series 1A, 5.25%, 12/01/32	300	310,131
New Jersey Institute of Technology, RB, Series A, 5.00%, 7/01/42	250	255,595
Rutgers—The State University of New Jersey, Refunding RB, Series L, 5.00%, 5/01/43	985	1,026,291

		7,686,905
Health — 14.6%
New Jersey EDA, RB, 1st Mortgage, Lions Gate Project, Series A:
5.75%, 1/01/25	150	147,045
5.88%, 1/01/37	265	241,351
New Jersey EDA, Refunding RB:
1st Mortgage, Winchester, Series A, 5.80%, 11/01/31	1,000	1,000,870
Seabrook Village, Inc. Facility, 5.25%, 11/15/26	470	454,551
New Jersey Health Care Facilities Financing Authority, RB:
Meridian Health System Obligated Group, Series I (AGC), 5.00%, 7/01/38	240	243,326
Robert Wood Johnson University Hospital, Series A, 5.50%, 7/01/43	230	237,956
Virtua Health, Series A (AGC), 5.50%, 7/01/38	400	412,180
New Jersey Health Care Facilities Financing Authority, Refunding RB:
AHS Hospital Corp., 6.00%, 7/01/41	610	686,177
Meridian Health System Obligated Group, 5.00%, 7/01/26	305	324,243
St. Barnabas Health Care System, Series A, 5.00%, 7/01/29	500	501,965
St. Barnabas Health Care System, Series A, 5.63%, 7/01/32	180	186,793
Municipal Bonds	Par (000)	Value
New Jersey (continued)
Health (concluded)
New Jersey Health Care Facilities Financing Authority, Refunding RB (concluded):
St. Barnabas Health Care System, Series A, 5.63%, 7/01/37	$505	$517,337

		4,953,794
Housing — 4.1%
New Jersey Housing & Mortgage Finance Agency, RB:
M/F Housing, Series A, 4.75%, 11/01/29	370	374,558
S/F Housing, Series AA, 6.38%, 10/01/28	505	529,993
S/F Housing, Series AA, 6.50%, 10/01/38	150	152,196
S/F Housing, Series CC, 5.00%, 10/01/34	330	335,854

		1,392,601
State — 33.4%
Garden State Preservation Trust, RB, CAB, Series B (AGM), 4.29%, 11/01/27 (e)	4,000	2,214,200
New Jersey EDA, RB:
Motor Vehicle Surcharge, Series A (NPFGC), 5.25%, 7/01/25	500	565,945
School Facilities Construction, Series CC-2, 5.00%, 12/15/31	500	523,835
School Facilities Construction, Series Z (AGC), 5.50%, 12/15/34	1,000	1,092,060
New Jersey EDA, Refunding RB:
Cigarette Tax, 5.00%, 6/15/28	255	256,403
Cigarette Tax, 5.00%, 6/15/29	500	494,135
Cigarette Tax (AGM), 5.00%, 6/15/22	750	839,835
School Facilities Construction, Series AA, 5.50%, 12/15/29	500	539,790
School Facilities Construction, Series GG, 5.25%, 9/01/26	1,000	1,098,000
School Facilities Construction, Series GG, 5.25%, 9/01/27	1,345	1,461,060
School Facilities Construction, Series NN, 5.00%, 3/01/29	875	927,482

2	BLACKROCK NEW JERSEY MUNICIPAL BOND TRUST	NOVEMBER 30, 2013

Schedule of Investments (continued)	BlackRock New Jersey Municipal Bond Trust (BLJ) (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
New Jersey (continued)
State (concluded)
New Jersey Health Care Facilities Financing Authority, RB, Hospital Asset Transformation Program, Series A, 5.25%, 10/01/38	$500	$506,995
State of New Jersey, COP, Equipment Lease Purchase, Series A:
5.25%, 6/15/27	600	640,056
5.25%, 6/15/28	200	211,910

		11,371,706
Transportation — 27.1%
Delaware River Port Authority, RB, Series D, 5.00%, 1/01/40	250	256,183
New Jersey State Turnpike Authority, RB, Series E, 5.25%, 1/01/40	370	386,413
New Jersey State Turnpike Authority, Refunding RB, Series B, 5.00%, 1/01/30	445	472,341
New Jersey Transportation Trust Fund Authority, RB:
CAB, Transportation System, Series C (AGM), 5.52%, 12/15/32 (e)	1,250	443,137
Transportation Program, Series AA, 5.25%, 6/15/33	955	1,013,102
Transportation Program, Series AA, 5.50%, 6/15/39	425	451,571
Transportation System, 6.00%, 12/15/38	325	364,858
Transportation System, Series A, 6.00%, 6/15/35	1,275	1,408,174
Transportation System, Series A, 5.88%, 12/15/38	555	617,959
Transportation System, Series A, 5.50%, 6/15/41	830	866,927
Transportation System, Series A (AGC), 5.63%, 12/15/28	200	226,524
Port Authority of New York & New Jersey, ARB, Special Project, JFK International Air Terminal LLC Project, Series 8, 6.00%, 12/01/42	450	480,978
Port Authority of New York & New Jersey, Refunding ARB, Consolidated:
152nd Series, AMT, 5.75%, 11/01/30	525	571,420
166th Series, 5.25%, 7/15/36	500	540,015
Municipal Bonds	Par (000)	Value
New Jersey (concluded)
Transportation (concluded)
Port Authority of New York & New Jersey, Refunding ARB, Consolidated (concluded):
172nd Series, AMT, 5.00%, 10/01/34	$1,000	$1,019,750
South Jersey Transportation Authority, Refunding RB, Transportation System, Series A, 5.00%, 11/01/29	100	102,970

		9,222,322
Utility — 0.7%
Rahway Valley Sewerage Authority, RB, CAB, Series A (NPFGC), 5.14%, 9/01/33 (e)	650	238,511
Total Municipal Bonds in New Jersey		46,470,055

Multi-State — 6.2%
Housing — 6.2%
Centerline Equity Issuer Trust, Series B-2, 7.20%, 11/15/14 (f)(g)	2,000	2,107,200
Total Municipal Bonds — 142.8%		48,577,255

Municipal Bonds Transferred to Tender Option Bond (TOB) Trusts (h)
New Jersey — 23.0%
County/City/Special District/School District — 5.4%
County of Union New Jersey Utilities Authority, Refunding LRB, Resource Recovery Facility, Covanta Union, Inc., Series A, AMT, 5.25%, 12/01/31	1,780	1,830,338
Education — 3.0%
Rutgers—The State University of New Jersey, RB, Series F, 5.00%, 5/01/39	990	1,033,240
State — 3.3%
New Jersey EDA, RB, School Facilities Construction (AGC):
6.00%, 12/15/18 (d)	329	369,059
6.00%, 12/15/34	671	752,591

		1,121,650

BLACKROCK NEW JERSEY MUNICIPAL BOND TRUST	NOVEMBER 30, 2013	3

Schedule of Investments (continued)	BlackRock New Jersey Municipal Bond Trust (BLJ) (Percentages shown are based on Net Assets)

Municipal Bonds Transferred to Tender Option Bond (TOB) Trusts (h)	Par (000)	Value
New Jersey (concluded)
Transportation — 11.3%
New Jersey Transportation Trust Fund Authority, RB, Transportation System:
Series A (AMBAC), 5.00%, 12/15/32	$600	$626,130
Series B, 5.25%, 6/15/36 (i)	1,000	1,041,251
Port Authority of New York & New Jersey, RB, Consolidated, 169th Series, AMT, 5.00%, 10/15/41	1,500	1,506,900
Port Authority of New York & New Jersey, Refunding RB, Consolidated, 152nd Series, AMT, 5.25%, 11/01/35	630	663,992

		3,838,273
Total Municipal Bonds Transferred to Tender Option Bond (TOB) Trusts — 23.0%		7,823,501
Total Long-Term Investments (Cost — $55,292,507) — 165.8%		56,400,756
Short-Term Securities	Shares	Value
BIF New Jersey Municipal Money Fund, 0.00% (j)(k)	170,532	$170,532
Total Short-Term Securities (Cost — $170,532) — 0.5%		170,532
Total Investments (Cost — $55,463,039*) — 166.3%		56,571,288
Other Assets Less Liabilities — 2.0%		671,667
Liability for TOB Trust Certificates, Including Interest Expense and Fees Payable — (13.3%)		(4,521,290)
VRDP Shares, at Liquidation Value — (55.0%)		(18,700,000)

Net Assets Applicable to Common Shares — 100.0%		$34,021,665

*	As of November 30, 2013, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$51,008,432

Gross unrealized appreciation	$2,173,928
Gross unrealized depreciation	(1,130,590)

Net unrealized appreciation	$1,043,338

Notes to Schedule of Investments

(a)	Issuer filed for bankruptcy and/or is in default of principal and/or interest payments.

(b)	Non-income producing security.

(c)	Variable rate security. Rate shown is as of report date.

(d)	US government securities, held in escrow, are used to pay interest on this security, as well as to retire the bond in full at the date indicated, typically at a premium to par.

(e)	Represents a zero-coupon bond. Rate shown reflects the current yield as of report date.

(f)	Represents a beneficial interest in a trust. The collateral deposited into the trust is federally tax-exempt revenue bonds issued by various state or local governments, or their respective agencies or authorities. The security is subject to remarketing prior to its stated maturity.

(g)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(h)	Represent bonds transferred to a TOB. In exchange the Trust acquired residual interest certificates. These bonds serve as collateral in a financing transaction.

(i)	All or a portion of security is subject to a recourse agreement, which may require the Trust to pay the liquidity provider in the event there is a shortfall between the TOB trust certificates and proceeds received from the sale of the security contributed to the TOB trust. In the case of a shortfall, the aggregate maximum potential amount the Trust could ultimately be required to pay under the agreement which expires on June 15, 2019 is $777,216.

(j)	Investments in issuers considered to be an affiliate of the Trust during the period ended November 30, 2013, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at August 31, 2013	Net Activity	Shares Held at November 30, 2013	Income
BIF New Jersey Municipal Money Fund	630,435	(459,903)	170,532	$1

(k)	Represents the current yield as of report date.

4	BLACKROCK NEW JERSEY MUNICIPAL BOND TRUST	NOVEMBER 30, 2013

Schedule of Investments (continued)	BlackRock New Jersey Municipal Bond Trust (BLJ)

Portfolio Abbreviations

To simplify the listings of portfolio holdings in the Schedule of Investments, the names and descriptions of many of the securities have been abbreviated according to the following list:	AGC	Assured Guarantee Corp.
	AGM	Assured Guaranty Municipal Corp.
	AMBAC	American Municipal Bond Assurance Corp.
	AMT	Alternative Minimum Tax (subject to)
	ARB	Airport Revenue Bonds
	CAB	Capital Appreciation Bonds
	COP	Certificates of Participation
	EDA	Economic Development Authority
	GO	General Obligation Bonds
	LRB	Lease Revenue Bonds
	M/F	Multi-Family
	NPFGC	National Public Finance Guarantee Corp.
	RB	Revenue Bonds
	S/F	Single-Family

*	Financial futures contracts as of November 30, 2013 were as follows:

Contracts Sold	Issue	Exchange	Expiration	Notional Value	Unrealized Appreciation
(21)	10-Year US Treasury Note	Chicago Board of Trade	December 2013	$2,659,453	$13,430

*	For Trust compliance purposes, the Trust’s sector classifications refer to any one or more of the sector sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by Trust management. These definitions may not apply for purposes of this report, which may combine such sector sub-classifications for reporting ease.

BLACKROCK NEW JERSEY MUNICIPAL BOND TRUST	NOVEMBER 30, 2013	5

Schedule of Investments (continued)	BlackRock New Jersey Municipal Bond Trust (BLJ)

•

Fair Value Measurements — Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Trust has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Trust’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Trust’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investment and derivative financial instrument and is not necessarily an indication of the risks associated with investing in those securities. For information about the Trust’s policy regarding valuation of investments and derivative financial instruments, please refer to the Trust’s most recent financial statements as contained in its annual report.

The following tables summarize the Trust’s investments and derivative financial instruments categorized in the disclosure hierarchy as of November 30, 2013:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments [1]	—	$56,400,756	—	$56,400,756
Short-Term Securities	$170,532	—	—	170,532

Total	$170,532	$56,400,756	—	$56,571,288

[1] See above Schedule of Investments for values in each sector.
	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments [2]
Assets:
Interest rate contracts	$13,430	—	—	$13,430

[2] Derivative financial instruments are financial futures contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

6	BLACKROCK NEW JERSEY MUNICIPAL BOND TRUST	NOVEMBER 30, 2013

Schedule of Investments (concluded)	BlackRock New Jersey Municipal Bond Trust (BLJ)

Certain of the Trust’s assets and/or liabilities are held at carrying amount, which approximates fair value for financial reporting purposes. As of November 30, 2013, such assets and/or liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Assets:
Cash pledged for financial futures contracts	$38,000	—	—	$38,000
Liabilities:
Bank overdraft	—	$(1,735)	—	(1,735)
TOB trust certificates	—	(4,519,518)	—	(4,519,518)
VRDP Shares	—	(18,700,000)	—	(18,700,000)

Total	$38,000	$(23,221,253)	—	$(23,183,253)

There were no transfers between levels during the period ended November 30, 2013.

BLACKROCK NEW JERSEY MUNICIPAL BOND TRUST	NOVEMBER 30, 2013	7

Item 2 – Controls and Procedures

2(a) –	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 – Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock New Jersey Municipal Bond Trust

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock New Jersey Municipal Bond Trust

Date:	January 24, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock New Jersey Municipal Bond Trust

Date:	January 24, 2014

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock New Jersey Municipal Bond Trust

Date:	January 24, 2014